PREPAID LEASES	9 Months Ended	12 Months Ended
	Jun. 30, 2014	Sep. 30, 2013
Prepaid Leases [Abstract]
Prepaid Leases [Text Block]

NOTE 6 — PREPAID LEASES

Prepaid leases consist of the following:

	June 30, 2014	September 30, 2013
Current	$3,393,413	$2,372,480
Non-current	23,068,492	18,000,267
Total	$26,461,905	$20,372,747
On April 1, 2011, General Fruit entered into lease contracts with a group of individual orchard owners, pursuant to which General Fruit was authorized to operate the orchards for 10 years starting January 1, 2011. The lease terms are effective from January 1, 2011 through December 31, 2020. The aggregate lease amount is approximately RMB 98,553,600 ($16,123,369) and pursuant to the contract terms, as of September 30, 2012, the Company paid off the entire lease amount using cash generated from operations.
On December 30, 2012, January 1, 2013 and June 1, 2013, General Fruit entered into lease contracts with another group of individual orchard owners, pursuant to which General Fruit was authorized to operate the orchards for 10 years starting January 1, 2013. The lease terms are effective from January 1, 2013 through December 31, 2022. The aggregate lease amount is approximately RMB 57,847,300 ($9,463,818) and pursuant to the contract terms, as of June 30, 2013, the Company paid off the entire lease amount using cash generated from operations.
On December 31, 2013, General Fruit entered into a lease contract with an orchard company, pursuant to which General Fruit was authorized to operate the orchard for 10 years starting January 1, 2014. The lease terms are effective from January 1, 2014 through December 31, 2023. The aggregate lease amount is approximately RMB 24,840,000 ($4,063,824) and pursuant to the contract terms, as of December 31, 2013, the Company paid off the entire lease amount using cash generated from operations.
On March 26, 2014, General Fruit entered into a lease contract with Jinglin Agriculture Development Ltd. in Xingguo County. Pursuant to the contract, General Fruit was authorized to operate the orchard for 10 years starting January 1, 2014. The lease terms are effective from January 1, 2014 through December 31, 2023. The aggregate lease amount is approximately RMB 27,360,000 ($4,440,528). As of March 31, 2014, the Company paid off the entire lease amount using cash generated from operations.
These leases are accounted for as operating leases in accordance with ASC 840-20 and the aggregate lease amounts will be expensed each year on a straight-line basis over the lease terms. Lease expenses were approximately $846,594 and $672,629, and $2,337,718 and $1,643,982 for the three and nine months ended June 30, 2014 and 2013, respectively.
Lease expense attributable to future periods is as follows:

Twelve months ending June 30:
2015	$3,400,612
2016	3,400,612
2017	3,400,612
2018	3,400,612
2019	3,400,612
Thereafter	9,458,845
$26,461,905

Note 7 – Prepaid Leases

Prepaid leases consist of the following:

	September 30, 2013	September 30, 2012
Current	$2,372,480	$1,559,648
Non current	18,000,267	11,316,093
Total	$20,372,746	$12,875,741

On April 1, 2011, General Fruit entered into lease contracts with a group of individual orchard owners, pursuant to which General Fruit was authorized to operate the orchards for 10 years starting January 1, 2011. The lease terms are effective from January 1, 2011 through December 31, 2020. The aggregate lease amount is approximately RMB 98,524,800 ($15,507,803) and pursuant to the contract terms, as of September 30, 2012, the Company paid off the entire lease amount using cash generated from operations.

On December 30, 2012 and January 1, 2013, General Fruit entered into additional lease contracts with another group of individual orchard owners, pursuant to which General Fruit was authorized to operate the orchards for 10 years starting January 1, 2013. The lease terms are effective from January 1, 2013 through December 31, 2022. The aggregate lease amount is approximately RMB 46,997,300 ($7,453,772) and pursuant to the contract terms, as of March 31, 2013, the Company paid off the entire lease amount using cash generated from operations.

These leases are accounted for as operating leases in accordance with ASC 840-20 and the aggregate lease amounts will be expensed each year on a straight-line basis over the lease terms. Lease expenses were approximately $2,277,696 and $1,559,755 for the years ended September 30, 2013 and 2012 respectively.

Lease expense attributable to future periods is as follows:

Twelve months ended September 30:
2014	$2,335,655
2015	2,335,655
2016	2,335,655
2017	2,335,655
2018	2,335,655
Thereafter	8,694,471
$20,372,746